UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06578
The Glenmede Portfolios

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2014
Date of reporting period: January 31, 2014

Item 1. Schedule of Investments. — The schedules of investments for the period ended January 31, 2014 are filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 96.3%

	California — 6.7%
	California State General Obligation Unlimited:
$2,000,000	5.000% due 2/1/18	$2,319,700
2,000,000	5.000% due 9/1/19	2,386,820
5,000,000	5.000% due 10/1/19	5,971,050
2,350,000	San Bernardino, CA, Unified School District, General Obligation Unlimited,
	5.000% due 8/1/18	2,717,305

		13,394,875

	Connecticut — 0.9%
1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.000% due 1/1/15	1,879,938

	Florida — 8.7%
5,125,000	Florida State, Board of Education Lottery, Revenue Bonds, Series B,
	5.000% due 7/1/22	5,817,336
2,000,000	Florida State, General Obligation Unlimited,
	4.000% due 7/1/18	2,170,460
3,925,000	Hillsborough County, FL, Community Investment Tax, Revenue Bonds, (AMBAC Insured),
	5.000% due 11/1/19	4,434,308
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds,
	8.000% due 8/15/32	3,550,027
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (NPFG Insured),
	5.500% due 3/1/14	1,405,992

		17,378,123

	Indiana — 2.0%
	Elkhart, Community Schools Building Corp. Revenue Bonds:
2,000,000	2.000% due 2/10/14	2,000,820
2,000,000	2.000% due 2/10/15	2,032,140

		4,032,960

	Kentucky — 1.8%
3,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, Series A,
	5.000% due 8/1/19	3,522,810

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Louisiana — 2.4%
$4,000,000	Louisiana, General Obligation Unlimited, Series C,
	5.000% due 7/15/22	$4,770,720

	Maryland — 4.9%
2,000,000	Maryland State, Street & Local Facilities Loan -2nd, General Obligation Unlimited,
	5.000% due 7/15/18	2,349,680
6,500,000	Maryland State, Street & Local Facilities Loan -2nd, General Obligation Unlimited, Series B,
	5.000% due 8/1/17	7,477,210

		9,826,890

	Massachusetts — 1.1%
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,241,480

	Michigan — 5.4%
3,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A (QSBLF Insured),
	5.000% due 5/1/26	3,177,900
5,000,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/21	5,819,250
1,500,000	Warren, MI, Consolidated School Districts, General Obligation Unlimited (QSBLF Insured),
	5.000% due 5/1/19	1,766,025

		10,763,175

	Minnesota — 2.6%
4,390,000	Rochester, MN, General Obligation Unlimited, Refunding, Series A,
	5.000% due 2/1/22	5,239,114

	Nebraska — 1.5%
2,660,000	Omaha, NE, Public Power District, Revenue Bonds, Series C,
	5.000% due 2/1/18	3,083,685

	Nevada — 2.9%
5,000,000	Nevada State, General Obligation Limited, Series D-1,
	5.000% due 3/1/20	5,919,750

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New York — 9.3%
$3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	$4,389,464
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.000% due 4/1/15	1,799,287
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,392,768
4,000,000	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A,
	5.000% due 3/15/24	4,580,160
5,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1,
	5.000% due 11/15/21	6,456,186

		18,617,865

	North Carolina — 2.6%
2,750,000	New Hanover County, NC, General Obligation Unlimited, Series A,
	4.000% due 6/1/16	2,982,485
2,000,000	New Hanover County, NC, Hospital Revenue Bonds,
	5.000% due 10/1/19	2,292,720

		5,275,205

	Ohio — 6.7%
5,000,000	Dayton, Ohio, City School District, School Facilities Construction, General Obligation Unlimited, Series A,
	5.000% due 11/1/18	5,846,700
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A,
	5.000% due 4/1/21	2,397,490
2,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.000% due 8/1/15	2,142,980
2,670,000	Ohio State, Hospital Revenue Bonds, Series A,
	5.000% due 1/15/24	2,959,908

		13,347,078

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — 11.4%
$200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (NPFG Insured),
	5.000% due 3/1/17	$200,812
195,000	Boyertown, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 10/1/17	205,095
305,000	Boyertown, PA, Area School District, General Obligation Unlimited, Prerefunded 4/1/15 @ 100, (AGMC Insured),
	5.000% due 10/1/17	322,071
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	294,295
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured),
	5.000% due 11/1/20	588,650
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.000% due 11/15/17	323,785
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured),
	5.000% due 5/1/25	404,860
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.000% due 9/1/20	1,123,880
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.000% due 4/1/17	367,708
955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	1,062,457
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 3/1/20	393,732
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.000% due 11/15/18	685,158
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	547,130
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.000% due 6/1/16	1,282,201

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
$250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	$270,328
1,500,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,709,100
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.000% due 11/15/17	269,945
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.000% due 8/15/20	531,430
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	887,872
2,000,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, (NPFG Insured),
	5.000% due 8/15/16	2,138,740
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured),
	5.000% due 6/1/18	761,992
905,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, (AGMC Insured),
	5.000% due 2/15/15	948,232
95,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, Escrowed to Maturity, (AGMC State Aid Withholding),
	5.000% due 2/15/15	99,712
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.000% due 3/1/16	1,637,430
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.250% due 12/1/14	60,445
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.250% due 7/1/14	1,021,360

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
$260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.000% due 7/1/15	$262,460
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.000% due 9/1/17	1,691,205
2,360,000	Tredyffrin-Easttown, PA, School District, General Obligation Limited,
	5.000% due 2/15/20	2,845,452

		22,937,537

	Puerto Rico — 0.1%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.000% due 7/1/34	102,024

	South Carolina — 1.3%
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.000% due 4/1/15	2,638,700

	Tennessee — 0.6%
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,204,088

	Texas — 10.9%
5,045,000	Dallas, TX, General Obligation Limited,
	5.000% due 2/15/17	5,710,435
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited,
	5.000% due 2/15/14	2,760,234
3,000,000	Houston, TX, General Obligation Limited, Refunding, Public Improvement, Series B, (NPFG Insured), Prerefunded 3/1/14 @ 100,
	5.000% due 3/1/16	3,012,060
5,000,000	Houston, TX, Independent School District, General Obligation Limited, (PSF Guaranteed),
	2.500% due 6/1/30	5,133,500

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Texas — (Continued)
$1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, (PSF Guaranteed),
	5.250% due 2/15/14	$1,072,140
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 8/1/14	1,024,350
450,000	Northside, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 2/15/14	450,855
715,000	San Antonio, TX, General Obligation Limited,
	5.000% due 2/1/15	749,542
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	1,955,643

		21,868,759

	Virginia — 2.4%
4,000,000	Richmond, VA, General Obligation Unlimited, Series A,
	5.000% due 3/1/23	4,724,680

	Washington — 7.3%
4,000,000	King County, WA, General Obligation Limited,
	5.000% due 7/1/20	4,781,800
1,000,000	King County, WA, General Obligation Limited, (FGIC and NPFG), Prerefunded 1/1/15 @ 100,
	5.000% due 1/1/21	1,043,940
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,202,200
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E,
	5.000% due 2/1/20	3,884,075
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
	5.000% due 12/1/15	2,685,950

		14,597,965

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)

Wisconsin — 2.8%
$4,720,000	Wisconsin State, General Obligation Unlimited,
5.000% due 11/1/21	$5,638,087

TOTAL MUNICIPAL BONDS (Cost $190,903,404)	193,005,508

TOTAL INVESTMENTS (Cost $190,903,404)[1]	96.3%	$193,005,508
OTHER ASSETS IN EXCESS OF LIABILITIES	3.7	7,425,726

NET ASSETS	100.0%	$200,431,234

* Percentages indicated are based on net assets.
[1] Aggregate cost for federal tax purposes was $190,903,404.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 98.0%

	Delaware — 2.1%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.000% due 1/1/17[1]	$521,165
500,000	5.000% due 1/1/19[1]	518,715

		1,039,880

	New Jersey — 95.9%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.000% due 2/1/16	501,607
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.500% due 12/15/19	563,765
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.000% due 10/15/14	513,500
250,000	Bernards Township, NJ, School District, General Obligation Unlimited,
	4.000% due 7/15/23	275,768
670,000	Burlington Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 1/15/20	789,716
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.750% due 1/1/16	319,653
440,000	Clinton Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 1/15/23	494,441
455,000	Delanco Township, NJ, School District, General Obligation Unlimited,
	5.000% due 8/1/21	528,646
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.000% due 2/15/18	490,657
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.000% due 8/1/18	408,926
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.500% due 10/1/14	308,301
475,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AMBAC Insured),
	5.250% due 12/15/20	569,007
250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.000% due 4/1/20	280,143

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
$700,000	Evesham, NJ, Municipal Utilities Authority, Revenue Bonds, Refunding,
	4.000% due 7/1/17	$767,634
375,000	Freehold, NJ, Regional High School District, General Obligation Unlimited, (NPFG Insured),
	5.000% due 3/1/16	410,231
	Garden, NJ, Preservation Trust Open Space & Farmland, Revenue Bonds, Series A:
785,000	5.000% due 11/1/18	924,675
400,000	4.000% due 11/1/18	452,732
1,000,000	5.000% due 11/1/21	1,193,720
500,000	Hunterdon, NJ, Central Regional High School District, General Obligation Unlimited,
	4.000% due 9/15/19	568,650
1,500,000	Jackson Township, NJ, School District, General Obligation Unlimited, (NPFG Insured),
	5.250% due 6/15/19	1,752,840
1,735,000	Lacey, NJ, Municipal Utilities Authority, Revenue Bonds,
	5.000% due 12/1/19	2,060,434
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited,
	5.000% due 3/15/21	295,038
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (NPFG Insured),
	5.000% due 4/1/16	257,803
	Manasquan, NJ, Board of Education, General Obligation Unlimited:
520,000	5.000% due 1/15/21	608,696
580,000	5.000% due 1/15/22	675,549
615,000	5.000% due 1/15/23	720,263
500,000	Matawan-Aberdeen, NJ, Regional School District, General Obligation Unlimited,
	4.000% due 9/15/17	553,230
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A, (County Guaranteed),
	5.000% due 4/1/16	467,470
500,000	Mercer County, NJ, Improvement Authority Revenue, Refunding, (County Guaranteed),
	5.000% due 9/1/18	583,490
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.000% due 9/15/17	288,188

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
$425,000	Millstone Township, NJ, School District, General Obligation Unlimited,
	5.000% due 7/15/18	$485,341
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.000% due 8/1/16	325,764
	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed):
160,000	4.000% due 2/1/15	166,032
500,000	5.000% due 12/1/21	573,575
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.250% due 12/1/16	104,247
350,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited,
	4.000% due 9/15/14	357,738
500,000	Montclair Township, NJ, General Obligation Unlimited,
	5.000% due 3/1/20	591,340
335,000	Montgomery Township, NJ, Sewer Utilities, General Obligation Unlimited,
	5.000% due 9/1/20	396,007
	Morris County, NJ, General Obligation Unlimited:
490,000	4.000% due 2/1/22	549,966
400,000	5.000% due 9/15/22	466,324
645,000	Morris Township, NJ, School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 3/15/18	744,504
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.000% due 8/15/14	405,337
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.000% due 9/1/21	461,008
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.000% due 10/15/16	401,699
5,000	New Jersey Environmental Infrastructure Trust Revenue, Series A,
	4.000% due 9/1/23	5,673
335,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A,
	4.000% due 9/1/19	374,945

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A, Prerefunded 9/1/18 @ 100:
$10,000	5.250% due 9/1/19	$11,909
5,000	4.000% due 9/1/19	5,673
10,000	4.000% due 9/1/23	11,345
315,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A, Unrefunded,
	5.250% due 9/1/19	373,933
750,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C,
	5.000% due 9/1/17	862,560
700,000	New Jersey Health Care Facilities Financing Authority Revenue Refunding, Virtua Health Inc.,
	5.000% due 7/1/21	806,792
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.000% due 7/1/16	274,763
300,000	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity,
	5.250% due 7/1/15	320,091
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.000% due 3/1/17	71,274
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.000% due 7/1/19	286,218
600,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/01/15 @ 100,
	5.000% due 7/1/32	639,480
850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.000% due 7/1/18	905,930
205,000	New Jersey State Educational Facilities Authority Revenue, Princeton University,
	5.000% due 7/1/14	209,174
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.000% due 9/1/14	513,785

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
$500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.250% due 7/1/17	$570,655
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.000% due 7/1/17	265,183
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured):
300,000	5.250% due 12/15/16	327,846
285,000	5.250% due 12/15/18	311,454
400,000	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured),
	5.500% due 12/15/16	455,712
960,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series B,
	5.000% due 1/1/27	1,065,571
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.000% due 1/1/17	448,828
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.250% due 7/1/14	704,800
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.500% due 7/15/14	445,692
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.500% due 1/1/16	318,627
1,000,000	New Jersey, General Obligation Unlimited,
	5.000% due 6/1/22	1,118,700
365,000	New Jersey, General Obligation Unlimited, Series L, (AMBAC Insured),
	5.250% due 7/15/18	432,244
580,000	Northern Highlands, NJ, Regional High School District, General Obligation Unlimited, Refunding,
	4.000% due 6/15/18	656,177
710,000	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured),
	5.000% due 4/1/16	779,168
415,000	Ocean County, NJ, General Obligation Unlimited,
	5.000% due 6/1/18	485,857
1,340,000	Piscataway Township, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	1,492,559

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
$550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	$614,905
600,000	Ramsey, NJ, School District, General Obligation Unlimited, Refunding,
	4.000% due 1/15/20	674,574
500,000	Randolph Township, NJ, School District, General Obligation Unlimited,
	5.000% due 2/1/22	581,615
	Sayreville, NJ, School District, General Obligation Unlimited, (NPFG Insured):
300,000	4.500% due 7/15/29	318,495
300,000	4.500% due 7/15/30	318,495
680,000	Somerset County, NJ, Improvement Authority Government Capital Equipment, Revenue Bonds, (County Guaranteed),
	4.000% due 3/15/17	746,375
595,000	Southeast Morris County, NJ, Municipal Utilities Authority, Revenue Bonds,
	4.000% due 1/1/15	614,022
400,000	Union County, NJ, General Obligation Unlimited,
	5.000% due 3/1/16	438,548
500,000	Wayne Township, NJ, General Obligation Unlimited, Refunding,
	4.000% due 9/1/18	564,855
750,000	West Morris, NJ, Regional High School District, General Obligation Unlimited,
	4.500% due 5/1/23	850,492

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2014 — (Unaudited)

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)

New Jersey — (Continued)
$540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
5.000% due 9/15/15	$581,467
500,000	Woodbridge Township, NJ, General Obligation Unlimited, Refunding,
5.000% due 7/15/24	557,550

47,067,666

TOTAL MUNICIPAL BONDS (Cost $47,321,247)	48,107,546

TOTAL INVESTMENTS (Cost $47,321,247)[2]	98.0%	$48,107,546
OTHER ASSETS IN EXCESS OF LIABILITIES	2.0	980,501

NET ASSETS	100.0%	$49,088,047

* Percentages indicated are based on net assets.
[1] This is a joint regional authority that serves the States of New Jersey and Delaware.
[2] Aggregate cost for federal tax purposes was $47,321,247.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of January 31, 2014, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The New Jersey Muni Portfolio is classified as non-diversified and the Muni Intermediate Portfolio is classified as diversified.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding sectors at Level 2 at January 31, 2014. For the quarter ended January 31, 2014, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2014, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$3,326,869	$1,224,765	$2,102,104
New Jersey Muni Portfolio	1,074,636	288,337	786,299

3.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The New Jersey Muni Portfolio is more susceptible to factors adversely affecting issuers of the region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

4.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to January 31, 2014 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	March 24, 2014
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	March 24, 2014